OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409

                  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2007 through September 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    MUNICIPAL
                                   HIGH INCOME
                                    ADVANTAGE
                                      TRUST

                                   Semiannual
                                     Report

                                     9/30/07

                               [LOGO] PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Schedule of Investments                                                      11

Financial Statements                                                         22

Financial Highlights                                                         25

Notes to Financial Statements                                                27

Results of Shareowner Meeting                                                36

Trustees, Officers and Service Providers                                     37

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending September 30, 2007, equity investors were generally rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 16%, the Dow Jones Industrial Average returned 22%, and the NASDAQ Composite Index returned 20%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 59% over the same 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending September 30, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 8% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth. A weaker U.S. dollar has put upward pressure on some prices, but it has also benefited exporters and companies competing in the global marketplace.

Although U.S. economic growth has slowed, growth in the rest of the world remains relatively strong. In Europe, robust GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in

Letter

emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly."

Looking forward, the economic outlook appears generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a systemic liquidity/credit crunch all represent sources of risk. Central banks responded to this summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in September, the Fed cut rates to limit the risk of credit market problems spreading to the broader economy. While falling risk tolerances and reducing leverage may depress asset prices in the short term, valuations look reasonable if "Wall Street" problems do not spread to the broader "Main Street" economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowners report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07
--------------------------------------------------------------------------------

During the semiannual period ended September 30, 2007, the rising number of defaults in subprime mortgages triggered a substantial amount of turbulence in the fixed-income market. While the Trust's holdings lost value during the intense period of volatility, they recovered when the market returned to more normal conditions. In this environment, shareowners in Pioneer Municipal High Income Advantaged Trust earned a relatively high level of tax-free income. In the following interview, David Eurkus, who is responsible for the daily management of the Trust, discusses some of the factors that had an impact on the municipal bond market and the Trust.

Q:  How did the Trust perform over the past six months?

A: For the six-month period ended September 30, 2007, Pioneer Municipal High Income Advantage Trust produced a total return of -1.26% at net asset value and 1.69% at market price. As of September 30, 2007, the Trust was selling at a premium of market price to net asset value of 1.1%. The Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Non-Investment Grade Municipal Bond Index returned -0.88% for the same period. At the end of the six months, the Trust held 147 issues in 34 states, territories and the District of Columbia. On September 30, 2007, the Trust's 30-day SEC yield was 6.5%, and its current yield was 5.83%. When reviewing the Trust's relative performance, it is important to note that the Lehman Brothers Municipal Bond Index tracks the performance only of investment-grade bonds and does not include below investment-grade bonds, which are a significant part of the portfolio. At the end of the six months, 31.8% of the Trust's total investments were in investment-grade bonds, with the remainder in below investment-grade bonds. On September 30, 2007, the average credit quality of the Trust was BBB.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original costs.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What was the investment environment like during the period?

A: The six-month period ended September 30, 2007 can be divided into two distinct parts. For the first three months, municipal securities performed well against a backdrop of relatively strong economic growth and relatively low interest rates. In July, however, it became apparent that the problems in the subprime mortgage market were worse than originally thought. (Subprime mortgages are loans made to the least creditworthy borrowers.) As more and more borrowers defaulted on their mortgages, investors sold the lower-quality securities that were backed by those mortgages. The decline in mortgage securities had a ripple effect throughout the fixed-income markets, as investors gravitated toward the safety of the Treasury market and abandoned other types of debt securities, including municipal bonds. As most fixed-income assets fell out of favor, concerns about a credit crunch grew, causing an abrupt shift in the Federal Reserve's ("the Fed") monetary policy position. Instead of emphasizing inflation risk, the central bank began to focus on the potential for slower economic growth, and it trimmed the U.S. discount rate by one-half percentage point. (The discount rate is the rate the Fed charges member banks for loans.) The Fed also cut back the Federal funds rate, the rate banks charge each other for overnight loans, by one-half percentage point. These actions had a stabilizing effect on the debt markets, and prices of fixed-income investments began to recover from what we believe were oversold conditions.

Q:  How did you manage the Trust during this period?

A: Because none of the Trust's holdings had credit problems, we made no substantive changes. We remained fully invested in a variety of economic sectors, including health care, housing, education, public power and transportation, among others.

    On September 30, 2007, 30% of the Trust was leveraged, which means that in the past we borrowed funds at relatively low rates and invested those funds in high-yielding bonds. This leveraging strategy has aided return for several years. Should rates decline, the cost of borrowing would also go down, providing the Trust with a modest amount of additional income. A rise in short-term interest rates in the future would add to the Trust's borrowing costs,

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07                             (continued)
--------------------------------------------------------------------------------

    and the ability to sustain present dividend levels could be affected.

Q:  What influenced performance during the six months ended September 30, 2007?

A: After three years of producing positive total returns, the high-yield bonds in the portfolio had the biggest negative impact on return. The poor showing of these securities is not related to credit problems or concerns of default. It resulted from the general sell-off in the fixed-income markets, particularly of lower-quality assets. The investment-grade component of the Trust aided results, as it did not decline as much as the Trust's high-yield position.

Q:  How have you positioned the Trust?

A: We plan to maintain our buy-and-hold strategy and keep the Trust fully invested in a variety of economic sectors. We believe this strategy should benefit the Trust, as we expect the pace of economic growth to moderate and the Fed to continue cutting short-term interest rates. Lower rates should be positive for the Trust, as they have the potential for boosting the value of the securities in the portfolio.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Trust will generally rise. By concentrating in municipal securities, the portfolio is more susceptible to adverse economic, political or regulatory developments than is a portfolio that invests more broadly. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Trust may use leverage through the issuance of preferred shares with an aggregate liquidation preference of up to 331/3% of the Trust's total assets after such issuance. Leverage creates

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares.

Risks of investing in the Trust are discussed in greater detail in the Trust's registration statement on Form N-2 relating to its common shares.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/07

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Revenue                                                             25.5%
Insured                                                                    12.0%
Development Revenue                                                        11.7%
Airport Revenue                                                            10.8%
Tobacco Revenue                                                             9.0%
Facilities Revenue                                                          6.7%
Pollution Control Revenue                                                   6.0%
Transportation Revenue                                                      6.0%
General Obligation                                                          5.1%
Education Revenue                                                           2.4%
Housing Revenue                                                             1.7%
Other Revenue                                                               1.6%
Water Revenue                                                               1.0%
Power Revenue                                                               0.3%
Airlines Revenue                                                            0.2%

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 year                                                                    4.2%
1-3 years                                                                  13.1%
3-6 years                                                                  40.6%
6-8 years                                                                  11.4%
8-10 years                                                                  6.9%
10+ years                                                                  23.8%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                        11.2%
A                                                                           2.5%
BBB                                                                        18.1%
BB                                                                         10.0%
B                                                                          12.5%
CCC                                                                         1.1%
Not Rated                                                                  44.4%
Cash Equivalents                                                            0.2%

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS 9/30/07
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share        9/30/07       3/31/07
                        $15.43        $15.61

Net Asset Value
per Common Share        9/30/07       3/31/07
                        $15.27        $15.91

                        Net
Distributions per       Investment    Short-Term       Long-Term
Common Share            Income        Capital Gains    Capital Gains
  (4/1/07 - 9/30/07)    $0.44           $  -             $  -

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

   1. New Jersey Economic Development Authority Revenue,
       6.25%, 9/15/29                                                       2.66%
   2. Non-Profit Preferred Funding Trust I, Series E, 12.5%, 9/15/37        2.57
   3. Charlotte North Carolina Special Facilities Revenue,
       5.6%, 7/1/27                                                         2.21
   4. Houston Texas Airport System Revenue, 6.75%, 7/1/29                   2.10
   5.  University of California, RIB, 7.269%, 5/15/38 (144A)                2.09
   6. Indiana State Development Finance Authority Revenue,
        5.75%, 10/1/11                                                      2.06
   7. Miami-Dade County Aviation Revenue, 5.0%, 10/1/37                     2.05
   8. Tobacco Settlement Financing Corp., 5.875%, 5/15/39                   1.87
   9. Valley Health System Hospital Revenue, 6.875%, 5/15/23                1.82
  10. Brazos River Authority Pollution Control Revenue,
         6.75%, 10/1/38                                                     1.81

  * This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Municipal High Income Advantage Trust, compared to that of the Lehman Brothers Municipal Bond Index and Lehman Brothers Non-Investment Grade Municipal Bond Index.

----------------------------------------------------
Cumulative Total Returns
(As of September 30, 2007)
                             Net Asset       Market
Period                      Value (NAV)      Price
 Life-of-Trust
 (10/20/03)                   38.73%         33.92%
 1 Year                        3.26           8.79
----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                              Lehman Brothers
        Pioneer Municipal High        Lehman Brothers       Non-Investment Grade
        Income Advantage Trust      Municipal Bond Index    Municipal Bond Index
        ----------------------      --------------------    --------------------
10/03         $10000                      $10000                  $10000
 9/04           9965                       11050                   10098
 9/05          11335                       11498                    9875
 9/06          12310                       12010                   10101
 9/07          13392                       12381                   10118

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities which includes preferred shares divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins October 31, 2003. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Lehman Brothers Non-Investment Grade Municipal Bond Index totals over $26 billion in market value and maintains over 1300 securities. Municipal bonds in this index have the following requirements: maturities of one year or greater, sub investment grade (below Baa or non-rated), fixed coupon rate, issue date later than 12/31/90, deal size over $20 million, maturity size of at least $3 million. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

                    S&P/
                    Moody's
Principal           Ratings
Amount              (unaudited)                                                              Value
                                  TAX-EXEMPT OBLIGATIONS - 138.6% of Net Assets
                                  Alaska - 1.2%
$   3,875,000(a)    NR/Aaa        Alaska State Housing Finance Corp., RIB,
                                    10.178%, 6/1/49 (144A)                           $   4,233,360
                                                                                     -------------
                                  Arizona - 4.2%
    5,000,000       NR/NR         Casa Grande Industrial Development Authority,
                                    Hospital Revenue, 7.625%, 12/1/29                $   5,437,950
    3,000,000(a)    NR/Aaa        Downtown Phoenix Hotel Corp., RIB, 6.973%,
                                    7/1/40 (144A)                                        3,201,240
    1,000,000       NR/Baa3       Pima County Industrial Development Authority,
                                    6.3%, 7/1/31 (144A)                                  1,034,440
    1,551,000       NR/Baa3       Pima County Industrial Development Authority,
                                    6.75%, 7/1/31                                        1,613,180
    1,000,000+      NR/NR         Pima County Industrial Development Authority,
                                    7.5%, 7/1/34                                         1,200,800
    2,000,000       NR/NR         San Luis Facility Development Corp.,
                                    7.25%, 5/1/27                                        1,995,240
                                                                                     -------------
                                                                                     $  14,482,850
                                                                                     -------------
                                  California - 7.9%
    2,680,000+      AAA/Aaa       Golden State Tobacco Securitization Corp.,
                                    6.75%, 6/1/39                                    $   3,106,683
    5,000,000       AAA/Aaa       San Jose California Airport Revenue,
                                    5.0%, 3/1/37                                         5,139,850
    9,520,000(a)    NR/Aaa        University of California, RIB, 7.269%,
                                    5/15/38 (144A)                                      10,335,102
    9,015,000       B+/NR         Valley Health System Hospital Revenue,
                                    6.875%, 5/15/23                                      9,018,876
                                                                                     -------------
                                                                                     $  27,600,511
                                                                                     -------------
                                  Colorado - 2.0%
    2,850,000       BBB/Baa3      Denver Health & Hospital Authority Healthcare
                                    Revenue, 6.0%, 12/1/31                           $   3,103,564
    3,520,000       CCC/B3        Northwest Parkway Public Highway Authority,
                                    7.125%, 6/15/41                                      3,685,370
                                                                                     -------------
                                                                                     $   6,788,934
                                                                                     -------------
                                  Connecticut - 1.5%
    5,000,000       AAA/Aaa       Connecticut State Health & Educational Facility
                                    Authority Revenue, 5.0%, 7/1/42                  $   5,182,650
                                                                                     -------------


 The accompanying notes are an integral part of these financial statements.   11

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                   S&P/
                   Moody's
Principal          Ratings
Amount             (unaudited)                                                                 Value
                                 District of Columbia - 2.0%
$  2,700,000       BBB/Baa3      District of Columbia Tobacco Settlement Financing
                                   Corp., 6.5%, 5/15/33                                $   2,886,381
   4,000,000       BBB/Baa3      District of Columbia Tobacco Settlement Financing
                                   Corp., 6.75%, 5/15/40                                   4,140,560
                                                                                       -------------
                                                                                       $   7,026,941
                                                                                       -------------
                                 Florida - 5.7%
   1,000,000       NR/NR         Greater Orlando Aviation Authority,
                                   6.5%, 11/15/36                                      $   1,017,050
   4,500,000       BBB-/Baa2     Hillsborough County Florida Industrial Development
                                   Authority Pollution Control Revenue,
                                   5.5%, 10/1/23                                           4,580,640
   1,980,000       NR/NR         Hillsborough County Florida Industrial Development
                                   Authority Pollution Control Revenue,
                                   6.75%, 7/1/29                                           2,019,085
     500,000       BB+/NR        Miami Beach Health Facilities Authority,
                                   5.375%, 11/15/28                                          487,640
   1,500,000       BB+/Ba1       Miami Beach Health Facilities Authority,
                                   6.7%, 11/15/19                                          1,610,865
  10,000,000       AAA/Aaa       Miami-Dade County Aviation Revenue,
                                   5.0%, 10/1/37                                          10,159,400
                                                                                       -------------
                                                                                       $  19,874,680
                                                                                       -------------
                                 Georgia - 2.0%
   4,000,000(a)    NR/Aaa        Atlanta Georgia Water & Wastewater Revenue, RIB,
                                   7.132%, 11/1/43 (144A)                              $   4,234,440
   1,065,000       NR/B2         Effingham County Industrial Development Authority,
                                   6.5%, 6/1/31                                            1,081,774
   1,650,000       NR/NR         Savannah Georgia Economic Development
                                   Authority Revenue, 7.4%, 1/1/34                         1,746,756
                                                                                       -------------
                                                                                       $   7,062,970
                                                                                       -------------
                                 Guam - 2.5%
   3,000,000       NR/NR         Northern Mariana Islands, 5.0%, 6/1/30                $   2,727,240
   4,600,000+      AAA/Ba3       Northern Mariana Islands, 6.75%, 10/1/33                  5,326,156
     400,000       B+/Ba3        Northern Mariana Islands, 6.75%, 10/1/33                    426,340
                                                                                       -------------
                                                                                       $   8,479,736
                                                                                       -------------
                                 Idaho - 2.3%
   2,000,000       BBB-/Baa3     Power County Industrial Development Corp.,
                                   6.45%, 8/1/32                                       $   2,092,360
   5,920,000       BBB-/Baa3     Power County Pollution Control Revenue,
                                   5.625%, 10/1/14                                         6,023,186
                                                                                       -------------
                                                                                       $   8,115,546
                                                                                       -------------


12  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/
                 Moody's
Principal        Ratings
Amount           (unaudited)                                                              Value
                               Illinois - 5.8%
$ 4,000,000      NR/NR         Centerpoint Intermodal Center, 8.0%,
                                 6/15/23 (144A)                                   $   4,003,480
  1,100,000      NR/NR         Illinois Finance Authority Revenue,
                                 5.5%, 5/15/26                                        1,056,583
  1,850,000      NR/NR         Illinois Finance Authority Revenue,
                                 5.75%, 5/15/38                                       1,805,619
  1,000,000      NR/NR         Illinois Finance Authority Revenue,
                                 6.0%, 11/15/27                                       1,017,490
  3,000,000      NR/NR         Illinois Finance Authority Revenue,
                                 6.0%, 11/15/39                                       3,008,100
  1,645,000      NR/NR         Illinois Health Facilities Authority Revenue,
                                 5.5%, 11/15/19                                       1,620,588
  1,265,000      NR/B2         Illinois Health Facilities Authority Revenue,
                                 6.7%, 3/1/14                                         1,264,874
  2,400,000      NR/B2         Illinois Health Facilities Authority Revenue,
                                 6.75%, 3/1/24                                        2,357,856
  1,500,000      NR/NR         Illinois Health Facilities Authority Revenue,
                                 6.9%, 11/15/33                                       1,500,585
  2,700,000      NR/NR         Southwestern Illinois Development Authority
                                 Revenue, 5.625%, 11/1/26                             2,625,993
                                                                                  -------------
                                                                                  $  20,261,168
                                                                                  -------------
                               Indiana - 4.9%
 10,000,000      BBB/Ba1       Indiana State Development Finance Authority
                                 Revenue, 5.75%, 10/1/11                          $  10,222,000
  5,000,000      NR/B2         Jasper County Industrial Economic Development
                                 Revenue, 5.6%, 4/1/29                                4,660,250
  2,245,000      NR/NR         Vincennes Industrial Economic Development
                                 Revenue, 6.25%, 1/1/24                               2,226,434
                                                                                  -------------
                                                                                  $  17,108,684
                                                                                  -------------
                               Kentucky - 1.4%
    500,000      BB-/NR        Kentucky Economic Development Finance Authority
                                 Hospital System Revenue, 5.7%, 10/1/10           $     503,470
  4,400,000      BB-/NR        Kentucky Economic Development Finance Authority
                                 Hospital System Revenue, 5.875%, 10/1/22             4,418,744
                                                                                  -------------
                                                                                  $   4,922,214
                                                                                  -------------
                               Louisiana - 2.9%
    750,000      BBB+/NR       Opelousas Louisiana General Hospital Authority
                                 Revenue, 5.75%, 10/1/23                          $     782,910
  9,415,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                                 5.875%, 5/15/39                                      9,287,709
                                                                                  -------------
                                                                                  $  10,070,619
                                                                                  -------------


 The accompanying notes are an integral part of these financial statements.   13

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                   S&P/
                   Moody's
Principal          Ratings
Amount             (unaudited)                                                                 Value
                                 Maryland - 0.5%
$    710,000       NR/NR         Maryland Health & Higher Educational Facilities
                                   Authority Revenue, 5.25%, 1/1/27                    $     676,857
   1,250,000       NR/NR         Maryland Health & Higher Educational Facilities
                                   Authority Revenue, 5.3%, 1/1/37                         1,160,700
                                                                                       -------------
                                                                                       $   1,837,557
                                                                                       -------------
                                 Massachusetts - 7.1%
   5,000,000       AAA/Aa1       Massachusetts Bay Transportation Authority
                                   Revenue, 5.25%, 7/1/31                              $   5,566,900
   2,195,000       BBB-/Baa3     Massachusetts Health & Educational Facilities
                                   Authority Revenue, 5.375%, 7/15/28                      2,162,404
   1,000,000+      BBB-/Baa3     Massachusetts Health & Educational Facilities
                                   Authority Revenue, 6.35%, 7/15/32                       1,123,830
   3,520,000(a)    NR/Aaa        Massachusetts State College Building Authority
                                   Project Revenue, RIB, 7.077%, 5/1/41 (144A)             3,851,126
     900,000       BB/NR         Massachusetts State Development Finance
                                   Agency, 5.25%, 10/1/18                                    870,786
   2,920,000       NR/Ba2        Massachusetts State Development Finance
                                   Agency, 6.0%, 11/1/28                                   2,937,754
   4,625,000       NR/NR         Massachusetts State Development Finance
                                   Agency, 7.1%, 7/1/32                                    4,762,501
   3,335,000(a)    NR/Aa3        Massachusetts State Housing Finance Agency,
                                   RIB, 7.757%, 12/1/45 (144A)                             3,432,549
                                                                                       -------------
                                                                                       $  24,707,850
                                                                                       -------------
                                 Michigan - 4.5%
   1,650,000       NR/NR         Crescent Academy Project Full Term Certificates of
                                   Participation, Series 2006, 5.75%, 12/1/36          $   1,595,550
   1,500,000+      AAA/Baa3      Delta County Michigan Economic Development
                                   Corp., 6.25%, 4/15/27                                   1,664,670
   3,000,000       BB/NR         Macomb County Hospital Finance Authority
                                   Revenue, 5.875%, 11/15/34                               2,993,700
   4,130,000       BB-/Ba3       Michigan State Hospital Finance Authority
                                   Revenue, 5.5%, 8/15/23                                  3,932,297
   1,000,000       NR/NR         Michigan State Strategic Fund Solid Waste
                                   Disposal Revenue, 7.375%, 1/15/22                       1,011,190
   1,470,000       BB+/NR        Star International Academy Full Term Certificates
                                   of Participation, Series 2007, 6.125%, 3/1/37           1,482,627
   3,000,000       NR/NR         Wayne Charter County Michigan Special Airport
                                   Facilities Revenue, 6.0%, 12/1/29                       2,798,160
   3,405,000       NR/NR         Wayne Charter County Special Airport Facilities
                                   Revenue, 6.75% (In Escrow)                                      -
                                                                                       -------------
                                                                                       $  15,478,194
                                                                                       -------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
                   Moody's
Principal          Ratings
Amount             (unaudited)                                                              Value
                                 Missouri - 2.9%
$  1,850,000       NR/NR         Kansas City Industrial Development Authority
                                   Revenue, 5.875%, 1/1/37 (144A)                   $   1,778,701
   1,500,000       NR/Caa2       St. Louis Industrial Development Authority
                                   Revenue, 7.2%, 12/15/28                              1,509,375
   6,640,000       NR/Caa2       St. Louis Industrial Development Authority
                                   Revenue, 7.25%, 12/15/35                             6,681,434
                                                                                    -------------
                                                                                    $   9,969,510
                                                                                    -------------
                                 Montana - 0.8%
   2,445,000(b)    NR/NR         Hardin Increment Industrial Infrastructure
                                   Development Revenue, 0.0%, 9/1/31                $   1,614,360
   1,000,000       NR/NR         Two Rivers Authority, Inc., Project Revenue,
                                   7.375%, 11/1/27                                      1,020,000
                                                                                    -------------
                                                                                    $   2,634,360
                                                                                    -------------
                                 Nevada - 2.2%
   2,425,000       B/NR          Clark County Industrial Development Revenue,
                                   5.5%, 10/1/30                                    $   2,346,357
   2,500,000       B/NR          Clark County Industrial Development Revenue,
                                   5.9%, 11/1/32                                        2,500,400
   1,600,000       NR/NR         Nevada State Department of Business & Industry,
                                   7.25%, 1/1/23                                        1,578,288
   1,000,000       NR/NR         Nevada State Department of Business & Industry,
                                   7.375%, 1/1/30                                         985,760
      70,000       NR/NR         Nevada State Department of Business & Industry,
                                   7.375%, 1/1/40                                          68,963
                                                                                    -------------
                                                                                    $   7,479,768
                                                                                    -------------
                                 New Hampshire - 1.5%
   1,000,000       A/NR          New Hampshire Health & Educational Facilities
                                   Authority Revenue, 5.375%, 1/1/34                $   1,001,560
   1,125,000       NR/NR         New Hampshire Health & Educational Facilities
                                   Authority Revenue, 5.875%, 7/1/34                    1,141,661
   3,000,000+      NR/NR         New Hampshire Higher Educational & Health
                                   Facilities Authority Revenue, 6.25%, 1/1/18          3,077,370
                                                                                    -------------
                                                                                    $   5,220,591
                                                                                    -------------
                                 New Jersey - 9.4%
   2,500,000       NR/NR         Burlington County New Jersey Bridge Commission
                                   Revenue, 5.625%, 1/1/38                          $   2,483,575
  13,000,000       B/B3          New Jersey Economic Development Authority
                                   Revenue, 6.25%, 9/15/29                             13,197,210
   2,500,000       BBB/Baa1      New Jersey Health Care Facilities Financing
                                   Authority Revenue, 5.375%, 7/1/33                    2,515,750


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                   S&P/
                   Moody's
Principal          Ratings
Amount             (unaudited)                                                             Value
                                 New Jersey - (continued)
$  2,495,000(a)    NR/Aaa        New Jersey State Turnpike Authority, RIB,
                                   8.878%, 1/1/28 (144A)                           $   3,666,951
   1,000,000+      AAA/Aaa       Tobacco Settlement Financing Corp.,
                                   6.25%, 6/1/43                                       1,128,850
   3,250,000+      AAA/Aaa       Tobacco Settlement Financing Corp.,
                                   6.75%, 6/1/39                                       3,751,215
   5,000,000+      AAA/Aaa       Tobacco Settlement Financing Corp.,
                                   7.0%, 6/1/41                                        5,831,750
                                                                                   -------------
                                                                                   $  32,575,301
                                                                                   -------------
                                 New York - 10.6%
   3,000,000       NR/NR         Dutchess County Industrial Development Agency
                                   Revenue, 7.5%, 3/1/29                           $   3,262,830
   5,000,000       A/A3          Nassau County New York Industrial Development
                                   Agency Revenue, 5.25%, 6/1/27                       5,082,950
   6,980,000       BB-/Ba2       New York City Industrial Development Agency,
                                   5.25%, 12/1/32                                      6,375,532
   2,000,000       A/NR          New York City Industrial Development Agency,
                                   5.375%, 6/1/23                                      2,026,400
   2,000,000       CCC+/Caa1     New York City Industrial Development Agency,
                                   6.9%, 8/1/24                                        2,004,800
   3,950,000       BB-/Ba2       New York City Industrial Development Agency,
                                   7.625%, 12/1/32                                     4,303,683
   2,500,000       NR/NR         New York City Industrial Development Agency,
                                   7.8%, 1/1/16                                        2,520,175
   5,000,000       AAA/Aaa       New York State Environmental Facilities Corp.,
                                   5.0%, 6/15/33                                       5,129,450
   4,500,000       A/NR          Suffolk County New York Industrial Development
                                   Agency, 5.0%, 6/1/36                                4,270,050
   2,000,000       NR/NR         Yonkers Industrial Development Agency Civic
                                   Facilities Revenue, 6.15%, 3/1/15                   1,975,720
                                                                                   -------------
                                                                                   $  36,951,590
                                                                                   -------------
                                 North Carolina - 5.3%
  11,350,000       NR/NR         Charlotte North Carolina Special Facilities
                                   Revenue, 5.6%, 7/1/27                           $  10,943,103
   7,140,000       NR/NR         Charlotte North Carolina Special Facilities
                                   Revenue, 7.75%, 2/1/28                              7,478,436
                                                                                   -------------
                                                                                   $  18,421,539
                                                                                   -------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
                   Moody's
Principal          Ratings
Amount             (unaudited)                                                              Value
                                 Ohio - 2.2%
$  3,800,000       B/NR          Belmont County Health System Revenue,
                                   5.7%, 1/1/13                                      $  3,750,524
   1,000,000       B/NR          Belmont County Health System Revenue,
                                   5.8%, 1/1/18                                           969,860
   3,000,000       B-/B3         Cleveland Airport Special Revenue,
                                   5.375%, 9/15/27                                      2,741,760
                                                                                     ------------
                                                                                     $  7,462,144
                                                                                     ------------
                                 Oklahoma - 1.6%
   1,875,000       BB/NR         Jackson County Memorial Hospital Authority
                                   Revenue, 7.3%, 8/1/15                             $  1,884,319
   2,220,000       B/Caa1        Tulsa Municipal Airport Transportation Revenue,
                                   6.25%, 6/1/20                                        2,220,400
   1,500,000       B/Caa1        Tulsa Municipal Airport Transportation Revenue,
                                   7.35%, 12/1/11                                       1,501,815
                                                                                     ------------
                                                                                     $  5,606,534
                                                                                     ------------
                                 Pennsylvania - 9.2%
   2,000,000       BB/Ba2        Allegheny County Hospital Development Authority
                                   Revenue, 5.0%, 11/15/17                           $  1,964,060
   3,000,000       B+/Ba3        Allegheny County Hospital Development Authority
                                   Revenue, 9.25%, 11/15/22                             3,546,600
     500,000       B+/Ba3        Allegheny County Hospital Development Authority
                                   Revenue, 9.25%, 11/15/30                               591,100
   1,000,000       BBB-/NR       Clarion County Hospital Authority Revenue,
                                   5.625%, 7/1/21                                       1,000,920
   3,600,000       B/NR          Columbia County Hospital Authority Revenue,
                                   5.85%, 6/1/24                                        3,252,924
   3,110,000(c)    NR/NR         Delaware County Industrial Development Authority
                                   Revenue, 9.0%, 8/1/31                                2,440,168
   1,155,000       BBB/Ba2       Hazleton Health Services Authority Hospital
                                   Revenue, 6.125%, 7/1/16                              1,164,702
   3,360,000       NR/Baa3       Montgomery County Higher Education & Health
                                   Authority Hospital Revenue, 6.6%, 7/1/10             3,399,178
   1,430,000       BB+/NR        Pennsylvania Economic Development Financing
                                   Authority Revenue, 5.125%, 6/1/18                    1,384,783
   1,805,000       BB+/NR        Pennsylvania Economic Development Financing
                                   Authority Revenue, 5.3%, 6/1/10                      1,798,646
   2,330,000       BB+/NR        Pennsylvania Economic Development Financing
                                   Authority Revenue, 5.35%, 6/1/11                     2,320,610
   5,000,000       BBB/Baa3      Philadelphia Hospitals & Higher Education
                                   Facilities Authority Revenue, 5.0%, 7/1/34           4,738,500


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                  S&P/
                  Moody's
Principal         Ratings
Amount            (unaudited)                                                                 Value
                                Pennsylvania - (continued)
$2,005,000        B-/NR         Scranton-Lackawanna Health & Welfare Authority
                                  Revenue, 6.1%, 7/1/11                               $   2,031,065
 2,245,000        B-/NR         Scranton-Lackawanna Health & Welfare Authority
                                  Revenue, 6.15%, 7/1/12                                  2,274,163
                                                                                      -------------
                                                                                      $  31,907,419
                                                                                      -------------
                                Rhode Island - 3.8%
 4,485,000        NR/NR         Central Falls Rhode Island Detention Facilities
                                  Revenue, 7.25%, 7/15/35                             $   4,927,669
 8,285,000        BBB/Baa3      Tobacco Settlement Financing Corp.,
                                  6.25%, 6/1/42                                           8,394,362
                                                                                      -------------
                                                                                      $  13,322,031
                                                                                      -------------
                                South Carolina - 5.8%
 1,500,000        B-/NR         Connector 2000 Association, Inc., Toll Road
                                  Revenue, 5.375%, 1/1/38                             $   1,277,700
 1,600,000        BBB/NR        Loris Community Hospital District,
                                  5.625%, 1/1/29                                          1,617,136
 7,140,000+       BBB+/Baa1     South Carolina Jobs Economic Development
                                  Authority Revenue, 6.375%, 8/1/34                       8,126,677
   860,000+       BBB+/Baa1     South Carolina Jobs Economic Development
                                  Authority Revenue, 6.375%, 8/1/34                         977,390
 3,000,000+       AAA/NR        South Carolina Jobs Economic Development
                                  Authority Revenue, 8.0%, 10/1/31                        3,426,120
 4,400,000        BBB/Baa3      Tobacco Settlement Revenue Management,
                                  6.375%, 5/15/30                                         4,619,252
                                                                                      -------------
                                                                                      $  20,044,275
                                                                                      -------------
                                Tennessee - 2.4%
 1,000,000        BBB+/Baa2     Johnson City Health & Educational Facilities Board
                                  Hospital Revenue, 7.5%, 7/1/33                      $   1,138,400
 7,000,000        NR/Ba2        Knox County Health Educational & Housing
                                  Facilities Board Hospital Revenue,
                                  6.5%, 4/15/31                                           7,242,760
                                                                                      -------------
                                                                                      $   8,381,160
                                                                                      -------------
                                Texas - 15.0%
 8,650,000        BB/NR         Brazos River Authority Pollution Control Revenue,
                                  6.75%, 10/1/38                                      $   8,962,265
 4,000,000        BB/Baa2       Brazos River Authority Pollution Control Revenue,
                                  7.7%, 4/1/33                                            4,357,560
 7,350,000        NR/NR         Gulf Coast Industrial Development Authority, 7.0%,
                                  12/1/36                                                 7,590,859
10,000,000        B-/B3         Houston Texas Airport System Special Facilities
                                  Revenue, 6.75%, 7/1/29                                 10,403,700


18  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
                   Moody's
Principal          Ratings
Amount             (unaudited)                                                                Value
                                 Texas - (continued)
$  1,000,000       NR/NR         IAH Public Facility Corp., Project Revenue Bonds,
                                   Series 2006, 6.0%, 5/1/16                          $     999,930
   1,000,000       NR/NR         IAH Public Facility Corp., Project Revenue Bonds,
                                   Series 2006, 6.0%, 5/1/21                                988,970
   1,350,000       NR/NR         IAH Public Facility Corp., Project Revenue Bonds,
                                   Series 2006, 6.125%, 5/1/26                            1,327,145
     845,000       NR/NR         Lubbock Health Facilities Development Corp.,
                                   6.5%, 7/1/26                                             868,229
   2,000,000       NR/NR         Lubbock Health Facilities Development Corp.,
                                   6.625%, 7/1/36                                         2,067,200
   7,750,000       BBB-/Ba1      Matagorda County Navigation District Number 1
                                   Revenue, 5.95%, 5/1/30                                 7,890,818
   5,000,000       NR/Baa3       Tomball Hospital Authority, 6.0%, 7/1/25                 5,109,900
   1,500,000       NR/NR         Willacy County Local Government Corp.,
                                   6.0%, 3/1/09                                           1,533,060
                                                                                      -------------
                                                                                      $  52,099,636
                                                                                      -------------
                                 Utah - 0.4%
   1,600,000       NR/NR         Spanish Fork Charter School Revenue,
                                   5.7%, 11/15/36                                     $   1,541,408
                                                                                      -------------
                                 Washington - 5.7%
   5,500,000       NR/NR         Port Seattle Washington Special Facilities
                                   Revenue, 7.25%, 4/1/30                             $   5,767,245
   1,355,000       BBB/Baa3      Tobacco Settlement Authority Revenue,
                                   6.5%, 6/1/26                                           1,422,167
   6,960,000(a)    NR/Aaa        Washington State Economic Development Finance
                                   Authority, RIB, 6.967%, 6/1/38 (144A)                  7,592,038
   5,000,000       NR/NR         Washington State Housing Finance Commission
                                   Nonprofit Revenue Bonds, 5.625%, 1/1/27                4,933,000
                                                                                      -------------
                                                                                      $  19,714,450
                                                                                      -------------
                                 Wisconsin - 1.4%
   3,000,000       NR/NR         Aztalan Wisconsin Exempt Facilities Revenue,
                                   7.50%, 5/1/18                                      $   2,925,090
   1,000,000       NR/NR         Wisconsin State Health & Educational Facilities
                                   Authority Revenue, 6.125%, 4/1/24                      1,033,250
   1,000,000       NR/NR         Wisconsin State Health & Educational Facilities
                                   Authority Revenue, 6.25%, 4/1/34                       1,013,840
                                                                                      -------------
                                                                                      $   4,972,180
                                                                                      -------------
                                 TOTAL TAX-EXEMPT OBLIGATIONS
                                 (Cost $446,532,951)                                  $ 481,538,360
                                                                                      -------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                 S&P/
                 Moody's
Principal        Ratings
Amount           (unaudited)                                                              Value
                               MUNICIPAL COLLATERALIZED DEBT
                               OBLIGATION - 3.7% of Net Assets
$13,000,000      NR/NR         Non-Profit Preferred Funding Trust I, Series E,
                                 12.5%, 9/15/37                                   $  12,725,570
                                                                                  -------------
                               TOTAL MUNICIPAL COLLATERALIZED
                               DEBT OBLIGATION
                               (Cost $13,000,000)                                 $  12,725,570
                                                                                  -------------
Shares                         COMMON STOCK - 0.4% of Net Assets
     70,513                    Northwest Airlines Corp.                           $   1,255,131
                                                                                  -------------
                               TOTAL COMMON STOCK
                               (Cost $3,210,349)                                  $   1,255,131
                                                                                  -------------
                               TAX-EXEMPT MONEY MARKET MUTUAL
                               FUND - 0.3% of Net Assets
  1,139,920                    BlackRock Liquidity Funds MuniFund Portfolio       $   1,139,920
                                                                                  -------------
                               TOTAL TAX-EXEMPT MONEY MARKET
                               MUTUAL FUND
                               (Cost $1,139,920)                                  $   1,139,920
                                                                                  -------------
                               TOTAL INVESTMENTS IN SECURITIES - 143.0%
                               (Cost $463,883,220)(d)(e)                          $ 496,658,981
                                                                                  -------------
                               OTHER ASSETS AND LIABILITIES - 0.2%                $     862,139
                                                                                  -------------
                               PREFERRED SHARES AT REDEMPTION VALUE,
                               INCLUDING DIVIDENDS PAYABLE - (43.2)%              $(150,102,849)
                                                                                  -------------
                               NET ASSETS APPLICABLE TO COMMON
                               SHAREOWNERS - 100.0%                               $ 347,418,271
                                                                                  =============


20  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $47,363,427, or 13.6% of total net assets applicable to common shareowners.

RIB    Residual Interest Bonds.

NR     Security not rated by S&P or Moody's.

+ Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at September 30, 2007.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2007.

(c)    Security is in default and is non-income producing.

(d) The concentration of investments by type of obligation/market sector is as follows:

       Insured                                                              12.1%
       General Obligation                                                    5.1
       Revenue Bonds:
        Health Revenue                                                      25.5
        Development Revenue                                                 11.7
        Airport Revenue                                                     10.8
        Tobacco Revenue                                                      9.0
        Facilities Revenue                                                   6.8
        Transportation Revenue                                               6.0
        Pollution Control Revenue                                            6.0
        Education Revenue                                                    2.4
        Housing Revenue                                                      1.7
        Other Revenue                                                        1.6
        Water Revenue                                                        1.0
        Power Revenue                                                        0.3
                                                                           -----
                                                                           100.0%
                                                                           =====

(e) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $460,494,308 was as follows:

       Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost         $41,624,378

       Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value           (5,459,705)
                                                                     -----------
       Net unrealized gain                                           $36,164,673
                                                                     ===========

For financial reporting purposes net unrealized gain on investments was $32,775,761 and cost of investments aggregated $463,883,220.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2007, aggregated $43,579,720 and $20,620,164, respectively.


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $463,883,220)           $496,658,981
  Receivables -
    Interest                                                           9,816,127
    Reinvestment of distributions                                        169,386
  Unrealized appreciation on interest rate swaps                         636,303
  Prepaid expenses                                                        40,007
                                                                    ------------
     Total assets                                                   $507,320,804
                                                                    ------------
LIABILITIES:
  Payable -
    Investment securities purchased                                 $  7,665,800
  Due to custodian                                                     1,711,603
  Due to affiliate                                                       251,475
  Administration fee payable                                              28,504
  Accrued expenses                                                       142,302
                                                                    ------------
     Total liabilities                                              $  9,799,684
                                                                    ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,000
    shares, including dividends payable of $102,849                 $150,102,849
                                                                    ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                   $323,840,389
  Undistributed net investment income                                  4,651,872
  Accumulated net realized loss on investments and interest
    rate swaps                                                       (14,486,054)
  Net unrealized gain on investments                                  32,775,761
  Net unrealized gain on interest rate swaps                             636,303
                                                                    ------------
     Net assets applicable to common shareowners                    $347,418,271
                                                                    ============
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $347,418,271/22,751,727 common shares                    $      15.27
                                                                    ============


22  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07

INVESTMENT INCOME:
  Interest                                                                 $ 16,421,461
                                                                           ------------
EXPENSES:
  Management fees                                      $  1,513,830
  Administration fees and reimbursement                     220,339
  Transfer agent fees and expenses                           18,895
  Auction agent fees                                        196,677
  Custodian fees                                             12,494
  Registration fees                                          12,571
  Professional fees                                          29,455
  Printing expense                                           13,070
  Trustees' fees                                              7,206
  Pricing fees                                               12,021
  Miscellaneous                                               5,320
                                                       ------------
    Total expenses                                                         $  2,041,878
                                                                           ------------
     Net investment income                                                 $ 14,379,583
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND INTEREST RATE SWAPS:
  Net realized gain (loss) from:
    Investments                                        $   (731,183)
    Interest rate swaps                                     401,214        $   (329,969)
                                                       ------------        ------------
  Change in net unrealized gain from:
    Investments                                        $(15,458,752)
    Interest rate swaps                                    (419,489)       $(15,878,241)
                                                       ------------        ------------
     Net loss on investments and interest rate swaps                       $(16,208,210)
                                                                           ------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME                                                      $ (2,805,081)
                                                                           ------------
  Net decrease in net assets applicable to common
    shareowners resulting from operations                                  $ (4,633,708)
                                                                           ============


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07 and the Year Ended 3/31/07, respectively

                                                            Six Months
                                                              Ended              Year
                                                             9/30/07            Ended
                                                           (unaudited)         3/31/07
FROM OPERATIONS:
  Net investment income                                   $  14,379,583     $  26,374,210
  Net realized gain (loss) on investments and interest
    rate swaps                                                 (329,969)        5,510,236
  Change in net unrealized gain on investments and
    interest rate swaps                                     (15,878,241)       12,752,072
  Distributions to preferred shareowners from net
    investment income                                        (2,805,081)       (5,202,891)
                                                          -------------     -------------
    Net increase (decrease) in net assets applicable
     to common shareowners                                $  (4,633,708)    $  39,433,627
                                                          -------------     -------------
DISTRIBUTIONS TO COMMON SHAREOWNERS FROM:
  Net investment income
    ($0.44 and $0.86 per share, respectively)             $ (10,005,876)    $ (19,556,939)
                                                          -------------     -------------
    Total distributions to common shareowners             $ (10,005,876)    $ (19,556,939)
                                                          -------------     -------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                           $     169,386     $           -
                                                          -------------     -------------
    Net increase in net assets applicable to common
     shareowners resulting from Trust share
     transactions                                         $     169,386     $           -
                                                          -------------     -------------
    Net increase (decrease) in net assets applicable
     to common shareowners                                $ (14,470,198)    $  19,876,688
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
  Beginning of period                                     $ 361,888,469     $ 342,011,781
                                                          -------------     -------------
  End of period                                           $ 347,418,271     $ 361,888,469
                                                          =============     =============
  Undistributed net investment income                     $   4,651,872     $   3,083,246
                                                          =============     =============


24  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          Six Months
                                             Ended            Year         Year         Year      10/20/03 (b)
                                            9/30/07           Ended        Ended        Ended          to
                                          (unaudited)        3/31/07      3/31/06      3/31/05       3/31/04
Per Common Share Operating Performance
Net asset value, beginning of period       $  15.91         $  15.04     $  14.64     $  14.51       $ 14.33(c)
                                            --------        --------     --------     --------       --------
Increase (decrease) from investment
  operations:(a)
 Net investment income                     $   0.63         $   1.16     $   1.17     $   1.26       $  0.46
 Net realized and unrealized gain
   (loss) on investments and
   interest rate swaps                        (0.71)            0.80         0.39         0.18          0.23
Dividends and distributions to pre-
  ferred shareowners from:
 Net investment income                        (0.12)           (0.23)       (0.17)       (0.09)        (0.02)
 Net realized gains                               -                -            -        (0.01)            -
                                            --------        --------     --------     --------       --------
 Net increase (decrease) from
   investment operations                    $ (0.20)        $   1.73     $   1.39     $   1.34       $  0.67
Dividends and distributions to com-
  mon shareowners from:
 Net investment income                        (0.44)           (0.86)       (0.99)       (1.13)        (0.38)
 Net realized gains                               -                -            -        (0.09)            -
Capital charge with respect to issu-
  ance of:
 Common shares                                    -                -            -         0.01         (0.03)
 Preferred shares                                 -                -            -            -         (0.08)
                                            --------        --------     --------     --------       --------
Net increase (decrease) in net asset
  value                                    $  (0.64)        $   0.87     $   0.40     $   0.13       $  0.18
                                            --------        --------     --------     --------       --------
Net asset value, end of period(d)          $  15.27         $  15.91     $  15.04     $  14.64       $ 14.51
                                            --------        --------     --------     --------       --------
Market value, end of period(d)             $  15.43         $  15.61     $  14.99     $  14.37       $ 15.05
                                            --------        --------     --------     --------       --------
Total return(e)                                1.69%           10.21%       11.55%        4.07%         2.93%
Ratios to average net assets of
  common shareowners
 Net expenses(f)                               1.14%(g)         1.16%        1.16%        1.18%         1.01%(g)
 Net investment income before
   preferred share dividends                   8.00%(g)         7.47%        7.88%        8.94%         6.98%(g)
 Preferred share dividends                     1.56%(g)         1.47%        1.17%        0.64%         0.26%(g)
 Net investment income available
   to common shareowners                       6.44%(g)         6.00%        6.71%        8.30%         6.72%(g)
Portfolio turnover                                4%              17%          19%          39%           62%
Net assets of common shareowners,
  end of period (in thousands)             $347,418         $361,888     $342,012     $332,374      $327,492
Preferred shares outstanding (in
  thousands)                               $150,000         $150,000     $150,000     $150,000      $150,000
Asset coverage per preferred share,
  end of period                             $82,920         $ 85,328     $ 82,011     $ 80,396       $79,582
Average market value per preferred
  share                                     $25,000         $ 25,000     $ 25,000     $ 25,000       $25,000
Liquidation value, including divi-
  dends payable, per preferred
  share                                     $25,017         $ 25,013     $ 25,009     $ 25,000       $25,000
Ratios to average net assets of
 common shareowners before
 reimbursement waivers and reim-
 bursement of expenses
 Net expenses(f)                               1.14%(g)         1.18%        1.16%        1.19%         1.04%(g)
 Net investment income before
   preferred share dividends                   8.00%(g)         7.45%        7.88%        8.93%         6.95%(g)
 Preferred share dividends                     1.56%(g)         1.47%        1.17%        0.64%         0.26%(g)
 Net investment income available
   to common shareowners                       6.44%(g)         5.98%        6.71%        8.29%         6.69%(g)


 The accompanying notes are an integral part of these financial statements.   25

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) The Trust's common shares were first publicly offered on October 15, 2003.
(c) Net asset value immediately after the closing of the first public offering was $14.30.
(d) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(e) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
(f) Expense ratios do not reflect the effect of dividend payments to preferred shareowners.
(g) Annualized.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Municipal High Income Advantage Trust (the "Trust") was organized as a Delaware statutory trust on August 6, 2003. Prior to commencing operations on October 20, 2003, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Trust may invest in both investment and below investment grade (high-yield) municipal securities with a broad range of maturities and credit ratings. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus, with additional information included in the Trust's Shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. The values of interest rate swaps are determined by obtaining dealer quotations. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At September 30, 2007, there were no securities fair valued. Temporary cash investments are valued at net asset value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized, respectively, daily on an effective yield to maturity basis and are included in interest income. Interest income, including interest bearing cash accounts, is recorded on an accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investments transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At March 31, 2007, the Trust had a capital loss carryforward of $14,156,085 which will expire in 2014, if not utilized.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. Distributions during the year ended March 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Tax exempt income                                               $23,734,616
  Ordinary income                                                   1,025,214
                                                                  -----------
    Total                                                         $24,759,830
                                                                  ===========
--------------------------------------------------------------------------------

    The following shows components of distributable earnings on a federal income tax basis at March 31, 2007.

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
  Undistributed tax-exempt income                                $ 1,869,583
  Undistributed ordinary income                                      274,297
  Capital loss carry forward                                     (14,156,085)
  Dividends payable                                               (1,672,081)
  Unrealized appreciation                                         51,901,752
                                                                 -----------
    Total                                                        $38,217,466
                                                                 ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and the difference between book and tax accounting for swap agreements.

C.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    Company, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

    Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2.  Management Agreement

Pioneer Investment Management, Inc. ("PIM"), a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. ("UniCredito Italiano"), manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. For the six months ended September 30, 2007, the net management fee was equivalent to 0.60% of the Trust's average daily managed assets, which was equivalent to 0.84% of the Trust's average daily net assets attributable to the common shareowners.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. At September 30, 2007, $251,475 was payable to PIM related to management costs, administrative costs and certain other services and is included in "Due to affiliate" on the Statement of Assets and Liabilities.

The Trust has retained Princeton Administrators, LLC ("Princeton") to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000.

3.  Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with American Stock Transfer & Trust Company provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas ("Deutsche Bank") is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Preferred Shares ("APS"). The Trust pays Deutsche Bank an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank, for providing such services.

4.  Interest Rate Swaps

The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. The cost of leverage may rise with an increase in interest rates, generally having the effect of lower yields and potentially lower dividends to common shareowners. Interest rate swaps can be used to "lock in" the cost of

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                              (continued)
--------------------------------------------------------------------------------

leverage and reduce the negative impact that rising short-term interest rates would have on the Trust's leveraging costs.

An interest rate swap is an agreement between two parties, which involves exchanging floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual of the net interest payments between the parties on a daily basis, with the net amount recorded within the unrealized appreciation/depreciation of interest rate swaps on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, at the pre-determined dates specified in the agreement, the net amount is recorded as realized gain or loss from interest rate swaps on the Statement of Operations. During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to-market" the value of the swap based on values obtained from dealer quotations. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) closing the contract and the cost basis of the contract. The Trust is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, at September 30, 2007 the Trust does not anticipate non-performance by any counterparty. Risk may also arise with regard to market movements in the value of the swap arrangement that do not exactly offset the changes in the related dividend requirement or interest expense on the Trust's leverage.

Under the terms of the agreement entered into by the Trust, the Trust receives a floating rate of interest and pays a fixed rate of interest for the term. Details of the swap agreement outstanding as of September 30, 2007 were as follows:

------------------------------------------------------------------------------------------
                 Termination        Notional        Fixed       Floating       Unrealized
 Counterparty        Date         Amount (000)      Rate          Rate        Appreciation
------------------------------------------------------------------------------------------
  UBS AG        April 5, 2009       $75,000         2.665%    1 month BMA       $636,303
------------------------------------------------------------------------------------------

5.  Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 22,751,727 common shares of beneficial interest outstanding at September 30, 2007, PIM owned 6,981 shares.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

Transactions in common shares of beneficial interest for the six months ended September 30, 2007 and the year ended March 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                      9/2007         3/2007
--------------------------------------------------------------------------------
  Shares outstanding at
   beginning of period                              22,740,627     22,740,627
  Reinvestment of distributions                         11,100              -
                                                    ----------     ----------
  Shares outstanding at
   end of period                                    22,751,727     22,740,627
                                                    ==========     ==========
--------------------------------------------------------------------------------

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2007, there were 6,000 APS as follows: Series A - 3,000 and Series B - 3,000.

Dividends on Series A and Series B are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividend rates ranged from 3.30% to 4.20% during the six months ended September 30, 2007.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The APS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The APS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of APS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of APS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07  (unaudited)                   (continued)
--------------------------------------------------------------------------------

preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and
(b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

6.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is currently evaluating the implications of SFAS 157 and its impact on the Trust's financial statement disclosures, if any, has not been determined.

7.  Subsequent Events

Subsequent to September 30, 2007, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.07 per common share payable October 31, 2007, to shareowners of record on October 15, 2007.

Subsequent to September 30, 2007, dividends declared and paid on preferred shares totaled $466,230 in aggregate for the two outstanding preferred share series through November 6, 2007.

ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. Day-to-day management of the Trust's portfolio is the responsibility of David Eurkus. Mr. Eurkus is supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Eurkus joined Pioneer as a

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

senior vice president in January 2000 and has been an investment professional since 1969.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING
--------------------------------------------------------------------------------

On September 11, 2007, Pioneer Municipal High Income Advantage Trust held its annual meeting of shareowners to elect Class I Trustees. All Class I Trustees were elected. Here are the detailed results of the votes.

Proposal 1 - To elect Class I Trustees.

--------------------------------------------------------------------------------
Nominee                                              Affirmative     Withheld
--------------------------------------------------------------------------------
  David R. Bock                                      21,226,678      264,387
  Stephen K. West                                    21,215,108      275,957
  John F. Cogan Jr.+                                      5,085           39
--------------------------------------------------------------------------------

+ Elected by Preferred Shares only

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman             Officers
David R. Bock                            John F. Cogan, Jr., President
Mary K. Bush                             Daniel K. Kingsbury, Executive
Margaret B.W. Graham                      Vice President
Daniel K. Kingsbury                      Vincent Nave, Treasurer
Thomas J. Perna                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Bingham McCutchen LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, LLC

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:

Account Information                                               1-800-710-0935

Or write to AST:

For                                                      Write to
 General inquiries, lost dividend checks,                American Stock
 change of address, lost stock certifi-                  Transfer & Trust
 cates, stock transfer                                   Operations Center
                                                         6201 15th Ave.
                                                         Brooklyn, NY 11219
 Dividend reinvestment plan (DRIP)                       American Stock
                                                         Transfer & Trust
                                                         Wall Street Station
                                                         P.O. Box 922
                                                         New York, NY 10269-0560

Website                                                          www.amstock.com

For additional information, please contact your investment advisor or visit our web site www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has filed such certification.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Information not required in semi annual reports on form NCSR.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.